Intangible Asset - Customer List (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of estimated future amortization expense
2022	$225,369
2023	225,369
2024	225,369
2025	225,369
2026	225,369
$1,126,845